Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net earnings (loss) attributable to Real Industry, Inc.	$ 5,503	$ (10,034)	$ (7,468)
Net change in unrealized gains during period:
Investment securities, available for sale		156	375
Reclassification of realized amounts included in net earnings (loss)		(380)	(347)
Other comprehensive income (loss)		(224)	28
Total comprehensive income (loss)	$ 5,503	$ (10,258)	$ (7,440)